Debt (Analysis Of Borrowings By Maturity) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt
2012	$ 586.5
Long-term Debt, Maturities, Repayments of Principal after Year Five	599.5
Total debt	$ 1,186.0	$ 1,284.7